Schedule III Real Estate and Accumulated Depreciation (FY)	12 Months Ended
Dec. 31, 2019
Real Estate And Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H
Description	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross Amount at which carried at close of period	Accumulated Depreciation	Date of Construction	Date Acquired
Real estate owned:
Residential	$—	$9,149	$3,425	$12,574	$(3,967)	1980	6/4/2014
Dallas, Texas

Residential	19,264	31,856	5,058	36,914	(7,276)	1989	3/30/2015
Atlanta, Georgia

Residential	42,650	45,653	7,384	53,037	(10,819)	1990	5/19/2015
Chapel Hill, North Carolina

Residential	19,629	30,003	7,106	37,109	(7,271)	1968	8/21/2015
Homewood, Alabama

Residential	33,210	20,667	3,291	23,958	(4,821)	1979	8/27/2015
Dallas, Texas

Residential	23,737	40,194	5,218	45,412	(8,132)	1995	9/24/2015
Atlanta Georgia

Residential	19,958	32,130	3,441	35,571	(5,830)	2004	10/29/2015
Portland, Oregon

Residential	47,845	66,213	5,967	72,180	(11,432)	1991	12/18/2015
Naperville, Illinois

Residential	36,913	64,181	4,330	68,511	(8,629)	1997	12/18/2015
Boulder, Colorado

Residential	39,782	59,059	6,036	65,095	(9,959)	1984	1/22/2016
Centennial, Colorado

Residential	26,241	55,466	6,776	62,242	(10,478)	2001	3/23/2016
Austin, Texas

Residential	51,833	80,155	5,741	85,896	(11,711)	1985	5/17/2016
Portland, Oregon

Residential	45,700	68,454	7,796	76,250	(11,192)	1991	6/28/2016
Irving, Texas

Residential	37,222	47,817	575	48,392	(5,474)	1986	12/22/2016
Buffalo Grove, Illinois

Residential	37,744	49,775	1,459	51,234	(6,298)	1984	12/23/2016
Burnsville, Minnesota

Residential	40,402	54,057	1,012	55,069	(5,634)	1998	4/4/2017
Glendale, Arizona

Residential	29,944	37,205	660	37,865	(2,856)	1989	10/31/2017
Lombard, Illinois
'	$552,074	$792,034	$75,275	$867,309	$(131,779)

	Years Ended December 31,
	2019	2018
	(in thousands)
Investments in real estate:
Balance at beginning of the year	$912,534	$898,729
Additions during the year:	—	—
Acquisitions	—	-
Improvements, etc.	8,156	15,486
Dispositions during the year:	(53,381)	(1,681)
Balance at end of year	$867,309	$912,534

Accumulated Depreciation:
Balance at beginning of year	$(101,933)	$(61,758)
Depreciation	(39,599)	(40,611)
Disposals	9,753	436
Balance at the end of year	$(131,779)	$(101,933)